Note 7 - Securities Sold Under Agreements to Repurchase (Details Textual) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Securities Sold under Agreements to Repurchase, Fair Value of Collateral	$ 1,154,000	$ 1,364,000